FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of financial liabilities

	December 31, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$6,157.0	$5,568.6	$—	$5,568.6	$—
Amortizing Notes	15.5	15.5	15.5	—	—

	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$5,764.0	$5,808.3	$—	$5,808.3	$—
Amortizing Notes	70.4	70.4	70.4	—	—

Schedule of breakdown of trade receivables aging

	December 31, 2022	December 31, 2021
0-60 days	$794.7	$675.7
61-90 days	107.8	79.1
91+ days	165.2	110.5
	$1,067.7	$865.3

Schedule of currency swaps

	Notional			Fixed Foreign
	Amount	Fixed/Variable	Fixed/Variable Interest	Exchange
Underlying Items	($US)	Interest Rate Paid	Rate Received	Rate Paid	Effective Date	Expiration
Term Loan B	399.4	3-Month CDOR + 3.174%	3-Month LIBOR + 2.750%	1.2976	May 31, 2018	May 30, 2025
4.250% 2025 Secured Notes	500.0	4.805%	4.250%	1.4198	April 29, 2020	June 1, 2025
5.125% 2026 Secured Notes	500.0	5.725%	5.125%	1.3245	December 16, 2019	December 15, 2026
8.500% 2027 Notes	48.0	8.399%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	300.0	8.419%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	348.0	8.500%	8.828%	1.2026	June 8, 2021	May 1, 2027
4.000% 2028 Notes	500.0	4.524%	4.000%	1.3112	November 23, 2020	August 1, 2028
4.750% 2029 Notes	350.0	5.317%	4.750%	1.2026	June 8, 2021	June 8, 2029